Risk management - Credit risk concentration (Details) - Y	Dec. 31, 2018	Dec. 31, 2017
Minimum
Disclosure of credit risk exposure
Target audience age	18
Maximum
Disclosure of credit risk exposure
Target audience age	70
Trade and other receivables | Top five counterparties
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	40.00%	47.00%
Trade and other receivables | Others
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	60.00%	53.00%